Note 10 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal	$ (2)	$ (3)
State	96	92
Total current income taxes	94	89
Federal	0	0
State	0	0
Total deferred income taxes	0	0
Total provision for income taxes	$ 94	$ 89